Loans Receivable - SolGold Loan Facility (Details) - USD ($) $ in Millions			12 Months Ended
	Jul. 17, 2024	May 13, 2024	Dec. 31, 2025	Dec. 31, 2024
Loans Receivable
Amount advances				$ 118.2
Interest revenue			$ 14.2	8.3
SolGold Term Loan | Loans receivable
Loans Receivable
Amount advances		$ 10.0
Interest rate (in percent)		12.00%
Amount received	$ 10.2
Interest revenue				$ 0.2